Deferred tax - Movements of Gross Deferred Tax Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 552.0
Ending balance	353.4	£ 552.0
Gross deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,150.0	868.9
Acquisition of subsidiaries	21.4	114.8
(Credit)/charge to income	(53.9)	(4.3)
Impact of US tax reform	(296.2)
Charge to other comprehensive income	3.7	2.2
Exchange differences	(59.8)	168.4
Ending balance	765.2	1,150.0
Gross deferred tax liabilities [member] | Brands and other intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	755.9	577.1
Acquisition of subsidiaries	21.4	114.8
(Credit)/charge to income	(49.9)	(51.3)
Impact of US tax reform	(203.8)
Exchange differences	(34.4)	115.3
Ending balance	489.2	755.9
Gross deferred tax liabilities [member] | Associate earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	28.3	22.5
(Credit)/charge to income	(6.0)	3.1
Exchange differences	(0.7)	2.7
Ending balance	21.6	28.3
Gross deferred tax liabilities [member] | Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	232.5	176.7
(Credit)/charge to income	0.7	23.5
Impact of US tax reform	(76.3)
Exchange differences	(16.5)	32.3
Ending balance	140.4	232.5
Gross deferred tax liabilities [member] | Property, plant & equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	36.2	30.9
(Credit)/charge to income	(0.5)	(0.4)
Impact of US tax reform	(11.9)
Exchange differences	(2.6)	5.7
Ending balance	21.2	36.2
Gross deferred tax liabilities [member] | Financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	64.0	50.7
(Credit)/charge to income	(3.3)	3.5
Impact of US tax reform	(22.2)
Exchange differences	(2.3)	9.8
Ending balance	36.2	64.0
Gross deferred tax liabilities [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	33.1	11.0
(Credit)/charge to income	5.1	17.3
Impact of US tax reform	18.0
Charge to other comprehensive income	3.7	2.2
Exchange differences	(3.3)	2.6
Ending balance	£ 56.6	£ 33.1